Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Revenue by Major Revenue Type	There was no significant transaction between reportable segments for the years ended June 30, 2025, 2024 and 2023.
	For the year ended June 30, 2025
	Design and fit out services	Sales of AI server and related IT equipment	Total
Revenue from external customers	$2,568,592	$1,027,983	$3,596,575
Cost of revenue	2,254,543	976,682	3,231,225
Gross profit	$314,049	$51,301	$365,350

Less:
Employee compensation and benefits expenses	495,969	388,629	884,598
Depreciation of property and equipment	9,783	73,146	82,929
Amortization of operating lease right-of-use assets and interest of lease liabilities	86,533	739,000	825,533
Impairment of goodwill	—	9,359,949	9,359,949
Other segment items	106,119	(11,695)	94,424
Segment loss	(384,355)	(10,497,728)	(10,882,083)

Reconciliation of profit or loss
Less: unallocated amounts
Employee compensation and benefits expenses			2,529,956
Business development expenses			1,194,434
Legal and professional fees			2,432,192
Share-based compensation			3,605,979
Unrealized losses from fair value changes of investments in equity securities			45,966
Unrealized losses from fair value changes of contingent consideration payable			502,970
Interest income			(581,836)
Interest expense			12,255
Other corporate expenses			625,469
Loss before provision for income taxes			$(21,249,468)
	For the year ended June 30, 2024
	Design and fit out services	Sales of AI server and related IT equipment	Total
Revenue from external customers	$2,903,179	$—	$2,903,179
Cost of revenue	2,085,296	—	2,085,296
Gross profit	$817,883	$—	$817,883

Less:
Employee compensation and benefits expenses	530,922	—	530,922
Depreciation of property and equipment	10,570	—	10,570
Amortization of operating lease right-of-use assets and interest of lease liabilities	88,792	—	88,792
Other segment items	88,745	—	88,745
Segment profit	98,854	—	98,854

Reconciliation of profit or loss
Less: unallocated amounts
Employee compensation and benefits expenses			38,276
Legal and professional fees			938,972
Interest income			(63,723)
Interest expense			11,598
Other corporate expenses			21,350
Loss before provision for income taxes			$(847,619)

	For the year ended June 30, 2023
	Design and fit out services	Sales of AI server and related IT equipment	Total
Revenue from external customers	$6,140,731	$—	$6,140,731
Cost of revenue	4,862,424	—	4,862,424
Gross profit	$1,278,307	$—	$1,278,307

Less:
Employee compensation and benefits expenses	615,934	—	615,934
Depreciation of property and equipment	9,765	—	9,765
Amortization of operating lease right-of-use assets and interest of lease liabilities	86,277	—	86,277
Other segment items	64,509	—	64,509
Segment profit	501,822	—	501,822

Reconciliation of profit or loss
Less: unallocated amounts
Legal and professional fees			393,669
Interest income			(2,725)
Interest expense			14,629
Other corporate expenses			1,606
Income before provision for income taxes			$94,643

Schedule of Revenue by Major Revenue Type

The following table presents revenue by major revenue type for the years ended June 30, 2025, 2024 and 2023, respectively:

	For the years ended June 30,
	2025	2024	2023
Design and fit out	$2,469,657	$2,841,436	$5,422,984
Sales of AI server and related IT equipment	1,027,983	—	—
Others*	98,935	61,743	717,747
Total	$3,596,575	$2,903,179	$6,140,731

Schedule of Revenue by Timing of Revenue Recognition

The following table presents revenue by timing of revenue recognition for the years ended June 30, 2025, 2024 and 2023, respectively:

	For the years ended June 30,
	2025	2024	2023
Over time	$2,568,592	$2,903,179	$6,140,731
At a point in time	1,027,983	—	—
Total	$3,596,575	$2,903,179	$6,140,731

Schedule of Long-Lived Assets by Geographical Location	The following table presents the Company’s long-lived assets by geographical location as of June 30:
	2025	2024
Hong Kong	$701,612	$110,231
Singapore	546,369	—
	$1,247,981	$110,231